9. Inventories (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
InventoriesLineItems [Line Items]
Inventories, net	R$ 6,536	R$ 8,631
Unrealized Commercial Agreements [Member]
InventoriesLineItems [Line Items]
Inventories, net	R$ 62	R$ 310